Land Use Rights, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Land Use Rights
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
Land use rights	$ 3,306	$ 3,273
Land use rights remaining amortization period			P45Y
Future amortization expense in 2013	72
Future amortization expense in 2014	72
Future amortization expense in 2015	72
Future amortization expense in 2016	72
Future amortization expense in 2017	72
Future amortization expense in each year after 2017	$ 72